Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	The following is a summary of other current liabilities as of December 31, 2025 and June 30, 2026:
	December 31, 2025	June 30, 2026
	RMB	RMB
Professional service fee	897	955
Others	9	3
Total	906	958